SHARE BASED COMPENSATION - Stock options (Details) ¥ / shares in Units, $ / shares in Units, $ in Millions				12 Months Ended
	Dec. 25, 2018 $ / shares	Aug. 09, 2018 USD ($) $ / shares shares	Aug. 09, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Options Outstanding
Granted (in shares) | shares					7,576,000		7,348,000		5,805,000
Cancelled/forfeited (in shares) | shares					(926,000)		(1,300,000)		(945,000)
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Exercisable at the end of the period, Aggregate intrinsic value				$ 118.3		$ 0.0		$ 0.0			¥ 788,900,000
Total intrinsic value of stock options				$ 118.3		$ 0.0		$ 0.0			¥ 788,900,000
Share-based compensation expenses | ¥					¥ 122,636,000		¥ 75,736,000		¥ 23,999,000
Restricted share units
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Period over which remaining unrecognized stock-based compensation expense is recognized					3 years 4 months 24 days
Share-based compensation expenses | ¥					¥ 9,500,000
Minimum
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average grant date fair value of options granted (in dollars per share)				$ 3.70		$ 3.82		$ 1.40
Expected volatility					52.10%
Risk-free interest rate (per annum)					3.65%
Exercise multiples				2.2
Expected term (in years)					9 years 9 months 18 days
Maximum
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average grant date fair value of options granted (in dollars per share)				4.57		7.58		3.82
Expected volatility					54.90%
Risk-free interest rate (per annum)					3.74%
Exercise multiples				$ 2.8
Expected term (in years)					10 years
Employees, directors and non-employee directors
Options Outstanding
Balance at the beginning of the period (in shares) | shares					34,648,000		29,100,000		24,240,000
Granted (in shares) | shares					6,263,000		6,848,000		5,805,000
Exercised (in shares) | shares					(19,911,000)
Cancelled/forfeited (in shares) | shares					(858,000)		(1,300,000)		(945,000)
Balance at the end of the period (in shares) | shares					20,142,000		34,648,000		29,100,000	24,240,000
Vested and expected to vest at the end of the period (in shares) | shares				19,107,000							19,107,000
Exercisable at the end of the period (in shares) | shares				6,661,000							6,661,000
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share)				$ 0.0001		0.0001		0.0001
Granted (in dollars per share)				5.1500		0.0001		0.0001
Exercised (in dollars per share)				0.0001
Cancelled/forfeited (in dollars per share)				1.9962		0.0001		0.0001
Balance at the end of the period (in dollars per share)				1.5164		0.0001		0.0001		$ 0.0001
Vested and expected to vest at the end of the period (in dollars per share)				1.5082
Exercisable at the end of the period (in dollars per share)				0.0001
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average remaining contractual life (in years)					7 years 11 months 12 days		7 years 5 months 9 days		8 years 4 months 28 days	9 years 1 month 10 days
Vested and expected to vest at the end of the period, weighted average remaining contractual life					7 years 11 months 9 days
Exercisable at the end of the period, weighted average remaining contractual life					6 years 9 months
Aggregate Intrinsic Value | ¥										$ 178,676,000	¥ 353,559,000	¥ 1,573,424,000	¥ 737,880,000
Vested and expected to vest at the end of the period, Aggregate intrinsic value | ¥											336,141,000
Exercisable at the end of the period, Aggregate intrinsic value | ¥											165,714,000
Weighted average grant date fair value of options granted (in dollars per share) | (per share)				4.3	¥ 27.8	5.7	¥ 38.1	3.0	¥ 20.7
Total intrinsic value of stock options | ¥											165,714,000
Total share-based compensation expense recognized for stock options granted | ¥					¥ 110,800,000		¥ 73,800,000		¥ 24,000,000
Unrecognized share-based compensation cost related to non-vested stock options granted | ¥											¥ 323,900,000
Period over which remaining unrecognized stock-based compensation expense is recognized					2 years 10 months 24 days
Exercise Price				$ 5.1500		0.0001		$ 0.0001
Non-employee
Options Outstanding
Balance at the beginning of the period (in shares) | shares					500,000
Granted (in shares) | shares							500,000
Balance at the end of the period (in shares) | shares					500,000		500,000
Vested and expected to vest at the end of the period (in shares) | shares				500,000							500,000
Exercisable at the end of the period (in shares) | shares				125,000							125,000
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share)				$ 0.0001
Granted (in dollars per share)						0.0001
Balance at the end of the period (in dollars per share)				0.0001		0.0001
Vested and expected to vest at the end of the period (in dollars per share)				0.0001
Exercisable at the end of the period (in dollars per share)				$ 0.0001
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average remaining contractual life (in years)					8 years 6 months 29 days		9 years 6 months 29 days
Vested and expected to vest at the end of the period, weighted average remaining contractual life					8 years 6 months 29 days
Exercisable at the end of the period, weighted average remaining contractual life					8 years 6 months 29 days
Aggregate Intrinsic Value | ¥											¥ 12,439,000	¥ 22,706,000
Vested and expected to vest at the end of the period, Aggregate intrinsic value | ¥											12,439,000
Exercisable at the end of the period, Aggregate intrinsic value | ¥											3,110,000
Total intrinsic value of stock options | ¥											3,110,000
Total share-based compensation expense recognized for stock options granted | ¥					¥ 2,300,000		¥ 1,900,000
Unrecognized share-based compensation cost related to non-vested stock options granted | ¥											¥ 8,000,000
Period over which remaining unrecognized stock-based compensation expense is recognized					2 years 7 months 6 days
Exercise Price						$ 0.0001
Non-employee directors
Options Outstanding
Granted (in shares) | shares					0		50,000		0
2017 Share Incentive Plan
Options Outstanding
Granted (in shares) | shares		6,263,000	6,263,000
Weighted Average Exercise Price
Granted (in dollars per share)	$ 0.0001
Exercised (in dollars per share)		$ 5.15
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Share-based compensation expenses		$ 2.5	¥ 16,900,000
Exercise Price	$ 0.0001